Shareholders' Equity (Details 1) (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Computation of basic and diluted earnings per share
Net income	$ 96,759	$ 65,903	$ 42,260
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507
Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794
Net Income Per Share - Basic	$ 2.28	$ 1.56	$ 1.00
Net Income Per Share - Diluted	$ 2.24	$ 1.54	$ 0.99